Consolidated Statements of Operations ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Operating revenues:
Revenue from customers	₨ 18,341	$ 241.7	₨ 15,236	₨ 12,958
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)	1,597	21.0	1,261	1,146
General and administrative	2,067	27.2	2,988	2,422
Depreciation and amortization	3,667	48.3	3,202	2,860
Impairment loss/(reversal)	(80)	(1.1)	3,255
Total operating costs and expenses:	7,251	95.4	10,706	6,428
Operating income	11,090	146.3	4,530	6,530
Other expense, net:
Interest expense, net	11,930	157.2	8,410	7,962
Other (income) / expenses	3	0.0	18	(96)
Loss/ (Gain) on foreign currency exchange, net	(33)	(0.4)	7	512
Total other expenses, net	11,900	156.8	8,435	8,378
Loss before income tax	(810)	(10.5)	(3,905)	(1,848)
Income tax expense	(1,316)	(17.3)	(296)	(489)
Net loss	(2,126)	(27.8)	(4,201)	(2,337)
Less: Net profit / (loss) attributable to non-controlling interest	(22)	(0.3)	5	(68)
Net loss attributable to APGL equity Shareholders	₨ (2,104)	$ (27.5)	₨ (4,206)	₨ (2,269)
Net profit / (loss) per share attributable to APGL equity Shareholders
Basic (in Dollars per share and Rupees per share) | (per share)	₨ (41.36)	$ (0.55)	₨ (87.66)	₨ (52.71)
Diluted (in Dollars per share and Rupees per share) | (per share)	₨ (41.36)	$ (0.55)	₨ (87.66)	₨ (52.71)
Shares used in computing basic and diluted per share amounts
Basic (in Shares)	50,876,360	50,876,360	47,979,581	43,048,026
Diluted (in Shares)	50,876,360	50,876,360	47,979,581	43,048,026